Share-Based Payment - Schedule of Expense Recognized in Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 845	$ 867	$ 1,314
Cost of revenues [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	213	159	249
Research and development [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	102	96	167
Selling and marketing [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	175	177	238
General and administrative [Member]
Schedule of Expense Recognized in Financial Statements [Line Items]
Total share-based compensation	$ 355	$ 435	$ 660